Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	5,000,000,000	5,000,000,000
Common shares, shares issued	5,145,041	3,137,001
Common shares, shares outstanding	5,145,041	3,137,001